(5) Geographic Information: Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area (Details) (USD $)	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Revenue, Net	$ 2,659,294	$ 5,588,072
UnitedStatesOfAmericaMember
Revenue, Net	1,884,164	1,768,366
LatinAmericanCountriesMember
Revenue, Net		3,018,477
CaribbeanCountriesAndCommonwealthMember
Revenue, Net	756,678	786,530
OtherForeignCountriesMember
Revenue, Net	$ 18,452	$ 14,699